Share-based payments (Details 2)	12 Months Ended
	Mar. 31, 2026 ₨ / shares	Mar. 31, 2025 ₨ / shares	Mar. 31, 2024 ₨ / shares	Mar. 31, 2023 ₨ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding	472,728	1,341,682	6,329,187	6,972,978
Weighted average exercise price	₨ 74.13	₨ 60.06	₨ 90.12	₨ 92.6
Number exercisable	390,000	1,043,802	5,183,587
Weighted average exercise price	₨ 74.13	₨ 60.06	₨ 90.12
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price	₨ 34.62	₨ 34.62	₨ 66.6
Weighted average remaining contractual life	1 month 6 days	1 month 2 days	18 days
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price	₨ 135.28	₨ 135.28	₨ 230.97
Weighted average remaining contractual life	1 year 9 months 25 days	2 years 9 months 25 days	3 years 9 months 25 days